UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Jun. 30, 2015
Less Than Six Months
Fair Value		$ 20,632	$ 77,583
Gross Unrealized Losses		(20)	(324)
Six through Twelve Months
Fair Value		21,189	23,029
Gross Unrealized Losses		(145)	(669)
Twelve Months or Greater
Fair Value		38,012	16,092
Gross Unrealized Losses		(790)	(125)
Total
Fair Value		79,833	116,704
Gross Unrealized Losses		(955)	(1,118)
Corporate Debt Securities [Member]
Less Than Six Months
Fair Value		15,986	28,284
Gross Unrealized Losses		(18)	(88)
Six through Twelve Months
Fair Value		3,327	1,285
Gross Unrealized Losses		(9)	(5)
Twelve Months or Greater
Fair Value		6,243
Gross Unrealized Losses		(13)
Total
Fair Value		25,556	29,569
Gross Unrealized Losses		(40)	(93)
Foreign Debt Securities [Member]
Less Than Six Months
Fair Value	[1]	4,646	4,780
Gross Unrealized Losses	[1]	(2)	(16)
Six through Twelve Months
Fair Value	[1]		501
Gross Unrealized Losses	[1]		(1)
Twelve Months or Greater
Fair Value	[1]
Gross Unrealized Losses	[1]
Total
Fair Value	[1]	4,646	5,281
Gross Unrealized Losses	[1]	(2)	(17)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less Than Six Months
Fair Value			22,504
Gross Unrealized Losses			(121)
Six through Twelve Months
Fair Value		17,862	21,243
Gross Unrealized Losses		(136)	(663)
Twelve Months or Greater
Fair Value		31,769	16,092
Gross Unrealized Losses		(777)	(125)
Total
Fair Value		49,631	59,839
Gross Unrealized Losses		$ (913)	(909)
U.S. Government Agency Securities [Member]
Less Than Six Months
Fair Value			21,318
Gross Unrealized Losses			(94)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value			21,318
Gross Unrealized Losses			(94)
Obligations of States and Political Subdivisions [Member]
Less Than Six Months
Fair Value			697
Gross Unrealized Losses			(5)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value			697
Gross Unrealized Losses			$ (5)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.